Document and Entity Information	Dec. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2023
Entity File Number	001-41275
Entity Registrant Name	BRC Inc.
Entity Central Index Key	0001891101
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-3277812
Entity Address, Address Line One	1144 S. 500 W
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	801
Local Phone Number	874-1189
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	BRCC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false